PROPERTY AND EQUIPMENT - Movements in carrying amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements in carrying amounts:
Property, plant and equipment at beginning of period	$ 1,246	$ 1,211
Amounts capitalised during the period	549	659
Amounts disposed of during the period		(122)
Depreciation expense	(441)	(502)
Property, plant and equipment at end of period	$ 1,354	$ 1,246